Other disclosures - Schedule of changes in financial instruments classified as Level 3 (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	€ 925	€ 629
Purchases/Settlements	304	84
Sales/Amortisation	(106)	(160)
Changes in fair value recognized in profit or loss	(93)	43
Changes in fair value recognised in equity	0	0
Level reclassifications	(82)	(14)
Other	(128)	48
Financial liabilities, at fair value, period ending	820	630
Level 3
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	8,290	7,667
Purchases/Settlements	4,558	5,103
Sales/Amortisation	(3,783)	(5,417)
Changes in fair value recognized in profit or loss	85	62
Changes in fair value recognised in equity	(222)	(191)
Level reclassifications	809	174
Other	251	263
Financial assets, at fair value, period ending	9,988	7,661
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	925
Financial liabilities, at fair value, period ending	820
Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	415	160
Purchases/Settlements	304	84
Sales/Amortisation	(101)	(61)
Changes in fair value recognized in profit or loss	(91)	42
Changes in fair value recognised in equity	0	0
Level reclassifications	(118)	(14)
Other	(7)	0
Financial liabilities, at fair value, period ending	402	211
Level 3 | Hedging instruments [member]
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	14
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	3
Changes in fair value recognised in equity	0
Level reclassifications	36
Other	0
Financial liabilities, at fair value, period ending	53
Level 3 | Financial liabilities designated at fair value through profit or loss (*)
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	151	151
Purchases/Settlements	0	0
Sales/Amortisation	(5)	(2)
Changes in fair value recognized in profit or loss	1	1
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	(147)	0
Financial liabilities, at fair value, period ending	0	150
Level 3 | Liabilities covered by insurance and reinsurance contracts (*)
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	345	318
Purchases/Settlements	0	0
Sales/Amortisation	0	(97)
Changes in fair value recognized in profit or loss	(6)	0
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	26	48
Financial liabilities, at fair value, period ending	365	269
Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	383	537
Purchases/Settlements	198	29
Sales/Amortisation	(72)	(9)
Changes in fair value recognized in profit or loss	77	(52)
Changes in fair value recognised in equity	0	0
Level reclassifications		(2)
Level reclassifications	303
Other	151	14
Financial assets, at fair value, period ending	1,040	517
Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	427	418
Purchases/Settlements	0	0
Sales/Amortisation	0	(3)
Changes in fair value recognized in profit or loss	(40)	4
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	30	75
Financial assets, at fair value, period ending	417	494
Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,833	1,865
Purchases/Settlements	163	112
Sales/Amortisation	(116)	(218)
Changes in fair value recognized in profit or loss	48	110
Changes in fair value recognised in equity	0	0
Level reclassifications		(29)
Level reclassifications	0
Other	(16)	105
Financial assets, at fair value, period ending	1,912	1,945
Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	5,647	4,847
Purchases/Settlements	4,197	4,962
Sales/Amortisation	(3,595)	(5,187)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(222)	(191)
Level reclassifications	505	205
Other	86	69
Financial assets, at fair value, period ending	6,618	4,705
Level 3 | Hedging instruments [member]
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Level reclassifications	1
Other	0
Financial assets, at fair value, period ending	1
Trading derivatives | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	415	160
Purchases/Settlements	304	84
Sales/Amortisation	(101)	(61)
Changes in fair value recognized in profit or loss	(91)	42
Changes in fair value recognised in equity	0	0
Level reclassifications	(118)	(14)
Other	(7)	0
Financial liabilities, at fair value, period ending	402	211
Swaps | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	235	44
Purchases/Settlements	104	15
Sales/Amortisation	(70)	(5)
Changes in fair value recognized in profit or loss	(25)	80
Changes in fair value recognised in equity	0	0
Level reclassifications	(97)	0
Other	(14)	(13)
Financial liabilities, at fair value, period ending	133	121
Exchange rate options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	0	7
Purchases/Settlements	24	6
Sales/Amortisation	(24)	(14)
Changes in fair value recognized in profit or loss	0	1
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial liabilities, at fair value, period ending	0	0
Interest rate options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	19	26
Purchases/Settlements	7	42
Sales/Amortisation	(1)	(20)
Changes in fair value recognized in profit or loss	(3)	(16)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	0
Other	0	0
Financial liabilities, at fair value, period ending	22	32
Index and securities options | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	42	67
Purchases/Settlements	38	0
Sales/Amortisation	(6)	(2)
Changes in fair value recognized in profit or loss	3	0
Changes in fair value recognised in equity	0	0
Level reclassifications	(21)	0
Other	7	(65)
Financial liabilities, at fair value, period ending	63	0
Interest rate and equity futures | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period		0
Purchases/Settlements		0
Sales/Amortisation		0
Changes in fair value recognized in profit or loss		0
Changes in fair value recognised in equity		0
Level reclassifications		0
Other		0
Financial liabilities, at fair value, period ending		0
Other | Level 3 | Financial liabilities held for trading
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	119	16
Purchases/Settlements	131	21
Sales/Amortisation	0	(20)
Changes in fair value recognized in profit or loss	(66)	(23)
Changes in fair value recognised in equity	0	0
Level reclassifications	0	(14)
Other	0	78
Financial liabilities, at fair value, period ending	184	58
Swaps | Level 3 | Hedging instruments [member]
Changes in financial instruments, Liabilities
Financial liabilities, at fair value, beginning period	14
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	3
Changes in fair value recognised in equity	0
Level reclassifications	36
Other	0
Financial liabilities, at fair value, period ending	53
Debt instruments | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	42	22
Purchases/Settlements	52	0
Sales/Amortisation	(4)	0
Changes in fair value recognized in profit or loss	1	1
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	316
Other	6	5
Financial assets, at fair value, period ending	413	28
Debt instruments | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	422	400
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(40)	6
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	30	75
Financial assets, at fair value, period ending	412	481
Debt instruments | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	325	366
Purchases/Settlements	32	0
Sales/Amortisation	(25)	(25)
Changes in fair value recognized in profit or loss	3	(3)
Changes in fair value recognised in equity	0	0
Level reclassifications		(29)
Level reclassifications	0
Other	2	2
Financial assets, at fair value, period ending	337	311
Debt instruments | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	229	146
Purchases/Settlements	0	0
Sales/Amortisation	(3)	(1)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(1)	9
Level reclassifications		0
Level reclassifications	32
Other	6	63
Financial assets, at fair value, period ending	263	217
Equity instruments | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1	2
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	0	(1)
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	0	0
Financial assets, at fair value, period ending	1	1
Equity instruments | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	1,269	1,231
Purchases/Settlements	72	92
Sales/Amortisation	(28)	(126)
Changes in fair value recognized in profit or loss	61	73
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	(27)	45
Financial assets, at fair value, period ending	1,347	1,315
Equity instruments | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	700	821
Purchases/Settlements	1	2
Sales/Amortisation	(2)	(9)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	(244)	(183)
Level reclassifications	0	68
Other	41	1
Financial assets, at fair value, period ending	496	700
Trading derivatives | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	340	513
Purchases/Settlements	146	29
Sales/Amortisation	(68)	(9)
Changes in fair value recognized in profit or loss	77	(52)
Changes in fair value recognised in equity	0	0
Level reclassifications	(13)	(2)
Other	(1)	9
Financial assets, at fair value, period ending	481	488
Swaps | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	139	224
Purchases/Settlements	0	0
Sales/Amortisation	(3)	0
Changes in fair value recognized in profit or loss	93	5
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	(12)	(13)
Financial assets, at fair value, period ending	217	216
Swaps | Level 3 | Hedging instruments [member]
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	0
Changes in fair value recognised in equity	0
Level reclassifications	1
Other	0
Financial assets, at fair value, period ending	1
Exchange rate options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	4	12
Purchases/Settlements	0	0
Sales/Amortisation	0	(9)
Changes in fair value recognized in profit or loss	(1)	11
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	0	(1)
Financial assets, at fair value, period ending	3	13
Interest rate options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	39	182
Purchases/Settlements	0	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	(10)	(98)
Changes in fair value recognised in equity	0	0
Level reclassifications		(1)
Level reclassifications	0
Other	0	0
Financial assets, at fair value, period ending	29	83
Index and securities options | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	48	41
Purchases/Settlements	52	0
Sales/Amortisation	0	0
Changes in fair value recognized in profit or loss	3	1
Changes in fair value recognised in equity	0	0
Level reclassifications	(23)	0
Other	5	(40)
Financial assets, at fair value, period ending	85	2
Other | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	110	54
Purchases/Settlements	94	29
Sales/Amortisation	(65)	0
Changes in fair value recognized in profit or loss	(8)	29
Changes in fair value recognised in equity	0	0
Level reclassifications		(1)
Level reclassifications	10
Other	6	63
Financial assets, at fair value, period ending	147	174
Credit institutions | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period		0
Purchases/Settlements		0
Sales/Amortisation		0
Changes in fair value recognized in profit or loss		0
Changes in fair value recognised in equity		0
Level reclassifications		0
Other		0
Financial assets, at fair value, period ending		0
Loans and advances to customers | Level 3 | Financial assets at fair value through profit and loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	5	18
Purchases/Settlements	0	0
Sales/Amortisation	0	(3)
Changes in fair value recognized in profit or loss	0	(2)
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	0	0
Financial assets, at fair value, period ending	5	13
Loans and advances to customers | Level 3 | Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	239	268
Purchases/Settlements	59	20
Sales/Amortisation	(63)	(67)
Changes in fair value recognized in profit or loss	(16)	40
Changes in fair value recognised in equity	0	0
Level reclassifications		0
Level reclassifications	0
Other	9	58
Financial assets, at fair value, period ending	228	319
Loans and advances to customers | Level 3 | Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	4,718	3,880
Purchases/Settlements	4,196	4,960
Sales/Amortisation	(3,590)	(5,177)
Changes in fair value recognized in profit or loss	0	0
Changes in fair value recognised in equity	23	(17)
Level reclassifications	473	137
Other	39	5
Financial assets, at fair value, period ending	5,859	€ 3,788
Customers [member] | Level 3 | Financial assets held for trading
Changes in financial instruments, Assets
Financial assets, at fair value, beginning period	0
Purchases/Settlements	0
Sales/Amortisation	0
Changes in fair value recognized in profit or loss	(1)
Changes in fair value recognised in equity	0
Level reclassifications	0
Other	146
Financial assets, at fair value, period ending	€ 145